Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares undesignated	5,424,700	5,424,700	5,424,700
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	62,560,743	56,900,743	51,538,193
Common stock, shares outstanding	62,560,743	56,900,743	51,538,193
Common stock to be issued		$ 0	$ 2,657,550
Series A Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares designated	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series AA Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		3,000,000	3,000,000
Preferred stock, shares designated	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series AAA Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		70,000	70,000
Preferred stock, shares designated	70,000	70,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series AAAA Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,005,300	1,005,300
Preferred stock, shares designated	1,005,300	1,005,300
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0